Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 13.3%
Entertainment 2.9%
Electronic Arts, Inc.(a)	480,105	45,441,938
Walt Disney Co. (The)	456,900	62,581,593
Total		108,023,531
Interactive Media & Services 8.8%
Alphabet, Inc., Class A(a)	86,419	103,612,925
Alphabet, Inc., Class C(a)	91,273	108,476,135
Facebook, Inc., Class A(a)	562,273	108,743,598
Total		320,832,658
Media 0.6%
DISH Network Corp., Class A(a)	609,048	21,389,766
Wireless Telecommunication Services 1.0%
T-Mobile U.S.A., Inc.(a)	519,900	37,947,501
Total Communication Services		488,193,456
Consumer Discretionary 15.8%
Hotels, Restaurants & Leisure 0.8%
Norwegian Cruise Line Holdings Ltd.(a)	503,068	28,368,005
Internet & Direct Marketing Retail 9.1%
Alibaba Group Holding Ltd., ADR(a)	300,342	55,734,465
Amazon.com, Inc.(a)	113,705	219,054,957
Booking Holdings, Inc.(a)	31,594	58,606,554
Total		333,395,976
Specialty Retail 2.8%
Burlington Stores, Inc.(a)	205,200	34,660,332
O’Reilly Automotive, Inc.(a)	22,813	8,636,317
Ulta Beauty, Inc.(a)	164,800	57,511,904
Total		100,808,553
Textiles, Apparel & Luxury Goods 3.1%
Canada Goose Holdings, Inc.(a)	326,324	17,422,438
Nike, Inc., Class B	916,000	80,452,280
Tapestry, Inc.	502,900	16,228,583
Total		114,103,301
Total Consumer Discretionary		576,675,835
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.6%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	243,700	59,835,661
Food Products 1.0%
Mondelez International, Inc., Class A	731,800	37,212,030
Total Consumer Staples		97,047,691
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Cimarex Energy Co.	182,800	12,551,048
Diamondback Energy, Inc.	115,300	12,266,767
Total		24,817,815
Total Energy		24,817,815
Financials 4.1%
Banks 1.1%
Citigroup, Inc.	546,000	38,602,200
Capital Markets 1.8%
BlackRock, Inc.	84,739	41,118,752
Charles Schwab Corp. (The)	578,600	26,488,308
Total		67,607,060
Insurance 1.2%
Allstate Corp. (The)	439,400	43,526,964
Total Financials		149,736,224
Health Care 14.0%
Biotechnology 3.7%
Alexion Pharmaceuticals, Inc.(a)	318,134	43,307,581
BioMarin Pharmaceutical, Inc.(a)	352,400	30,140,772
Exact Sciences Corp.(a)	279,500	27,583,855
Vertex Pharmaceuticals, Inc.(a)	202,065	34,144,944
Total		135,177,152
Health Care Equipment & Supplies 4.0%
Baxter International, Inc.	625,800	47,748,540
Danaher Corp.	195,143	25,844,739
Edwards Lifesciences Corp.(a)	231,767	40,807,216
Medtronic PLC	370,300	32,886,343
Total		147,286,838
Columbia Large Cap Growth Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.5%
Guardant Health, Inc.(a)	216,300	14,169,813
Humana, Inc.	160,100	40,891,141
Total		55,060,954
Life Sciences Tools & Services 2.2%
Bio-Techne Corp.	63,132	12,916,176
Illumina, Inc.(a)	97,400	30,388,800
Thermo Fisher Scientific, Inc.	129,748	35,998,582
Total		79,303,558
Pharmaceuticals 2.6%
Allergan PLC	150,000	22,050,000
Bristol-Myers Squibb Co.	901,200	41,842,716
Johnson & Johnson	211,400	29,849,680
Total		93,742,396
Total Health Care		510,570,898
Industrials 9.0%
Aerospace & Defense 2.7%
L3 Technologies, Inc.	264,400	57,792,552
Northrop Grumman Corp.	142,600	41,341,166
Total		99,133,718
Electrical Equipment 1.4%
AMETEK, Inc.	571,200	50,362,704
Industrial Conglomerates 1.6%
Honeywell International, Inc.	333,300	57,870,879
Machinery 2.1%
Ingersoll-Rand PLC	352,500	43,220,025
Xylem, Inc.	402,577	33,574,922
Total		76,794,947
Road & Rail 1.2%
Norfolk Southern Corp.	214,856	43,834,921
Total Industrials		327,997,169
Information Technology 35.4%
Electronic Equipment, Instruments & Components 0.9%
Zebra Technologies Corp., Class A(a)	156,101	32,959,165
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.9%
FleetCor Technologies, Inc.(a)	149,600	39,038,120
PayPal Holdings, Inc.(a)	792,700	89,392,779
Square, Inc., Class A(a)	306,100	22,290,202
Visa, Inc., Class A	823,826	135,461,709
Total		286,182,810
Semiconductors & Semiconductor Equipment 6.9%
Broadcom, Inc.	203,231	64,708,750
Lam Research Corp.	335,900	69,675,737
NVIDIA Corp.	286,260	51,813,060
NXP Semiconductors NV	436,700	46,124,254
Teradyne, Inc.	427,000	20,923,000
Total		253,244,801
Software 14.4%
Adobe, Inc.(a)	332,200	96,088,850
Microsoft Corp.	1,745,338	227,941,143
Palo Alto Networks, Inc.(a)	211,700	52,677,311
PTC, Inc.(a)	239,500	21,667,565
Salesforce.com, Inc.(a)	361,105	59,708,712
ServiceNow, Inc.(a)	151,467	41,124,805
VMware, Inc., Class A	135,000	27,557,550
Total		526,765,936
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	963,662	193,378,054
Total Information Technology		1,292,530,766
Materials 1.8%
Chemicals 1.8%
Albemarle Corp.	356,800	26,781,408
Eastman Chemical Co.	480,259	37,882,830
Total		64,664,238
Total Materials		64,664,238

2	Columbia Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
American Tower Corp.	250,300	48,883,590
Equinix, Inc.	62,500	28,418,750
Total		77,302,340
Total Real Estate		77,302,340
Total Common Stocks (Cost $2,093,624,822)		3,609,536,432

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(b),(c)	42,628,830	42,624,567
Total Money Market Funds (Cost $42,627,637)		42,624,567
Total Investments in Securities (Cost: $2,136,252,459)		3,652,160,999
Other Assets & Liabilities, Net		76,352
Net Assets		3,652,237,351

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	44,882,689	495,747,493	(498,001,352)	42,628,830	(1,281)	1,280	927,843	42,624,567
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Large Cap Growth Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	488,193,456	—	—	—	488,193,456
Consumer Discretionary	576,675,835	—	—	—	576,675,835
Consumer Staples	97,047,691	—	—	—	97,047,691
Energy	24,817,815	—	—	—	24,817,815
Financials	149,736,224	—	—	—	149,736,224
Health Care	510,570,898	—	—	—	510,570,898
Industrials	327,997,169	—	—	—	327,997,169
Information Technology	1,292,530,766	—	—	—	1,292,530,766
Materials	64,664,238	—	—	—	64,664,238
Real Estate	77,302,340	—	—	—	77,302,340
Total Common Stocks	3,609,536,432	—	—	—	3,609,536,432
Money Market Funds	—	—	—	42,624,567	42,624,567
Total Investments in Securities	3,609,536,432	—	—	42,624,567	3,652,160,999
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Large Cap Growth Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.4%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	2.300%	1,600,000	1,600,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.300%	4,500,000	4,500,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	2.300%	1,000,000	1,000,000
06/15/2049	2.300%	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
General
Subordinated Series 2018-B-3 (State Street Bank)
01/01/2032	2.270%	350,000	350,000
Total			8,450,000
Total Floating Rate Notes (Cost $8,450,000)			8,450,000

Municipal Bonds 96.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.7%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,455,934
07/01/2031	5.000%	1,750,000	2,030,507
07/01/2032	5.000%	2,000,000	2,314,320
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,141,051
Total			12,941,812
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.2%
Oregon State Facilities Authority(c)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	205,222
06/15/2035	5.500%	540,000	555,482
Total			760,704
Higher Education 5.0%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,068,130
Series 2015
05/01/2030	5.000%	550,000	612,612
05/01/2036	5.000%	1,500,000	1,637,340
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	274,798
03/01/2025	5.000%	200,000	222,714
Oregon Health & Science University(d)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	5,250,000	4,841,287
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,617,260
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	277,905
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	574,950
04/01/2031	5.000%	530,000	607,550
Total			17,734,546
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	1

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 11.7%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	756,436
08/01/2026	5.000%	1,200,000	1,298,256
08/01/2027	5.000%	1,260,000	1,359,893
08/01/2031	5.000%	2,860,000	3,060,829
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,725,535
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	547,825
Series 2016
09/01/2028	5.000%	265,000	312,655
09/01/2030	5.000%	830,000	970,245
09/01/2031	5.000%	500,000	580,335
09/01/2032	5.000%	270,000	312,052
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	8,771,775
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,172,750
Series 2016A
06/01/2033	5.000%	1,600,000	1,856,912
06/01/2034	5.000%	3,185,000	3,679,726
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,812,256
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,614,979
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,177,490
05/15/2030	5.000%	1,000,000	1,171,600
05/15/2031	5.000%	1,025,000	1,191,173
Total			41,372,722
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Independent Power 1.8%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,233,124
01/01/2021	5.000%	3,000,000	2,993,640
Total			6,226,764
Local General Obligation 34.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	0.000%	500,000	562,160
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,107,630
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,739,592
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,866
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	573,900
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,668,804
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,271,358
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,963,177
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,006,719
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,959,448
06/01/2027	5.000%	1,715,000	2,000,599

2	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	660,000	700,003
02/15/2027	4.500%	500,000	540,220
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,306,332
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,562,248
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,192,274
City of Portland(d)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2020	0.000%	4,000,000	3,922,800
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	785,551
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,259,740
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	669,600
Clackamas Community College District(e)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	836,410
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,026,283
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,218,550
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,727,745
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,223,670
Clatsop County School District No. 30 Warrenton-Hammond(d)
Unlimited General Obligation Bonds
Deferred Interest
06/15/2035	0.000%	1,000,000	567,960
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	607,420
06/15/2035	5.000%	1,000,000	1,211,240
Deschutes & Jefferson Counties School District No. 2J Redmond(d)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,203,072
Jackson County School District No. 4(d)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	606,140
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,147,420
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,042,850
06/15/2021	5.500%	1,410,000	1,520,290
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,351,512
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	551,240
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,100,690
Lane County School District No. 1 Pleasant Hill(d)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,364,602
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,317,780

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	3

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lane County School District No. 19 Springfield(d)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,410,689
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,075,975
06/15/2028	0.000%	1,480,000	1,175,653
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,217,270
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,214,620
06/15/2033	5.000%	240,000	290,782
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,446,920
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,621,570
Multnomah County School District No. 7 Reynolds(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,759,080
Oregon City School District No. 62
Unrefunded Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,124,333
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	835,335
02/01/2028	4.000%	1,000,000	1,105,380
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,205,100
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,545,074
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,109,040
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,271,383
06/15/2031	5.000%	2,890,000	3,308,414
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,425,655
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,094,240
Washington & Multnomah Counties School District No. 48J Beaverton
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,555,560
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,379,326
Washington Clackamas & Yamhill Counties School District No. 88J(d)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,813,280
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,450,985
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	2,977,675
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,963,803
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,079,530
Total			121,484,567

4	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.1%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2019	4.000%	780,000	786,123
10/01/2020	4.000%	810,000	829,837
10/01/2022	4.000%	875,000	918,260
Oregon State Facilities Authority(c)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	500,660
10/01/2036	5.000%	1,000,000	1,032,460
Total			4,067,340
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	407,796
12/01/2034	5.000%	400,000	464,684
12/01/2035	5.000%	410,000	475,440
12/01/2036	5.000%	440,000	509,146
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	649,552
08/01/2030	5.000%	420,000	511,119
08/01/2031	5.000%	450,000	543,577
08/01/2032	5.000%	250,000	300,760
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,697,898
12/01/2036	5.000%	1,545,000	1,778,697
Total			7,338,669
Other Bond Issue 0.6%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232
12/01/2040	2.400%	2,000,000	2,030,980
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,014,645
01/01/2029	5.000%	1,120,000	1,332,800
Total			2,347,445
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	681,734
12/01/2028	5.000%	645,000	713,925
12/01/2029	5.000%	340,000	375,632
12/01/2030	5.000%	335,000	369,009
12/01/2031	5.000%	375,000	412,301
12/01/2036	5.000%	1,160,000	1,265,479
Total			3,818,080
Refunded / Escrowed 5.9%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2029	5.000%	3,410,000	3,667,967
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2026	5.000%	3,000,000	3,012,390
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2024	5.000%	1,165,000	1,169,811
06/15/2025	5.000%	1,275,000	1,280,266
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2025	5.000%	1,140,000	1,159,574
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	780,000	902,296
Puerto Rico Public Finance Corp.(f)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,315,900
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	3,000,000	3,239,790
Total			20,747,994

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	5

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 3.6%
Clackamas County Hospital Facility Authority
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2025	3.200%	765,000	766,698
05/15/2038	5.000%	220,000	234,989
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,289,360
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	655,000	674,133
12/01/2022	5.000%	500,000	544,380
Series 2016
12/01/2030	5.000%	325,000	363,925
12/01/2036	5.000%	900,000	988,335
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	684,050
10/01/2023	5.000%	645,000	720,439
10/01/2024	5.000%	455,000	506,829
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,294,126
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	635,142
05/15/2038	5.000%	500,000	565,235
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	524,415
Total			12,792,056
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,900,000	2,953,273
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	85,000	86,393
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
07/01/2025	5.250%	2,045,000	2,113,958
Series 2011B
07/01/2028	5.250%	330,000	338,187
Total			5,491,811
Special Non Property Tax 5.8%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	523,744
06/15/2031	5.000%	725,000	864,512
06/15/2032	5.000%	780,000	926,944
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,017,452
Series 2015D
04/01/2027	5.000%	2,500,000	2,952,850
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,228,080
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,908,640
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,227,950
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,115,490
09/01/2032	4.000%	1,250,000	1,384,738
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,907,939
Series 2018A
09/01/2034	5.000%	550,000	663,614
09/01/2035	5.000%	800,000	961,856
Total			20,683,809

6	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 3.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,440,000	2,446,539
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,573,743
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,678,039
06/15/2027	5.000%	1,370,000	1,454,419
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,603,584
06/15/2026	5.000%	1,440,000	1,489,781
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	475,000	475,537
Total			10,721,642
State General Obligation 3.9%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,518,962
Series 2015F
05/01/2030	5.000%	5,565,000	6,525,686
Series 2019
06/01/2038	5.000%	3,000,000	3,660,510
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	888,960
Series 2016A
08/01/2031	3.500%	500,000	533,430
08/01/2032	3.500%	500,000	528,370
Total			13,655,918
Transportation 3.2%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,492,003
10/01/2027	5.000%	1,485,000	1,818,264
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,101,860
Total			11,412,127
Water & Sewer 6.7%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,329,937
08/01/2023	4.000%	1,290,000	1,407,764
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,371,769
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	549,960
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,207,343
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,726,152
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	224,384
04/01/2026	4.000%	250,000	284,735
04/01/2027	4.000%	270,000	309,955
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	5,012,700
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	230,876
11/01/2033	5.000%	265,000	305,844
11/01/2034	5.000%	250,000	287,595
11/01/2035	5.000%	225,000	258,273
11/01/2036	5.000%	200,000	228,892
Total			23,736,179
Total Municipal Bonds (Cost $326,411,874)			339,365,165

Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	7

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(g)	1,009,436	1,009,436
Total Money Market Funds (Cost $1,009,436)		1,009,436
Total Investments in Securities (Cost: $335,871,310)		348,824,601
Other Assets & Liabilities, Net		4,460,443
Net Assets		353,285,044
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $2,293,824, which represents 0.65% of total net assets.
(d)	Zero coupon bond.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2019.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $6,315,900, which represents 1.79% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
8	Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019

Portfolio of Investments  (continued)
Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia AMT-Free Oregon Intermediate Muni Bond Fund), April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	8,450,000	—	8,450,000
Municipal Bonds	—	339,365,165	—	339,365,165
Money Market Funds	1,009,436	—	—	1,009,436
Total Investments in Securities	1,009,436	347,815,165	—	348,824,601
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Oregon Intermediate Municipal Bond Fund | Quarterly Report 2019	9

Portfolio of Investments
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a)
01/01/2029	5.000%	501,677	451,509
Total Corporate Bonds & Notes (Cost $501,677)			451,509

Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	2.100%	6,675,000	6,675,000
Minnesota 0.2%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(b),(c)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	2.300%	6,450,000	6,450,000
New York 1.2%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.300%	2,670,000	2,670,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	2.300%	10,830,000	10,830,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	2.300%	5,915,000	5,915,000
06/15/2050	2.300%	4,405,000	4,405,000
Series 2016BB (State Street Bank and Trust Co.)
06/15/2049	2.300%	16,045,000	16,045,000
Total			39,865,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.1%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	2.300%	2,750,000	2,750,000
Total Floating Rate Notes (Cost $55,740,000)			55,740,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	16,000,000	20,542,400
Arizona 1.7%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,704,060
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,418,100
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	1,043,300
01/01/2040	4.250%	750,000	780,998
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,150,537
Industrial Development Authority of the County of Pima (The)(d)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,857,282
Industrial Development Authority of the County of Pima (The)(e)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	2,225,000	2,434,684
Columbia Tax-Exempt Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions -Harmony Public
Series 2018
02/15/2038	5.000%	825,000	903,268
Maricopa County Industrial Development Authority(d)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,039,520
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	8,851,293
Tempe Industrial Development Authority(d)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,534,204
Total			58,717,246
Arkansas 0.2%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,408,800
12/01/2042	5.000%	2,000,000	2,194,700
Total			6,603,500
California 7.7%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,754,442
07/01/2041	6.125%	7,015,000	7,549,964
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,670,700
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	16,036,500
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,707,780
02/01/2037	5.000%	1,000,000	1,134,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(e)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	500,000	570,835
California Municipal Finance Authority(d),(e),(f)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	10,660,600
California School Finance Authority(d)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,403,140
07/01/2046	6.375%	150,000	170,157
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,042,679
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,877,100
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,809,951
11/01/2034	5.000%	3,700,000	3,988,785
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,798,415
11/01/2043	6.375%	1,035,000	1,189,391
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,100,206
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,804,150

2	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Castaic Lake Water Agency(g)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	8,531,480
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,582,755
09/01/2025	5.000%	790,000	852,189
09/01/2026	5.000%	1,230,000	1,322,742
09/01/2027	5.000%	1,280,000	1,374,387
City of Los Angeles Department of Airports(e)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	5,046,869
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	3,535,000	3,947,322
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,483,808
Series 2014A
01/15/2046	5.750%	19,005,000	21,856,320
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	978,690
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,297,555
Los Angeles County Schools Regionalized Business Services Corp.(g)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,030,212
Norwalk-La Mirada Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,015,709
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,108,511
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,230,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(e)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	26,574,480
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,251,200
Various Purpose
Series 2009
11/01/2039	5.500%	15,520,000	15,811,621
Series 2010
03/01/2033	6.000%	5,000,000	5,185,350
03/01/2040	5.500%	17,200,000	17,688,308
Series 2012
04/01/2035	5.250%	11,000,000	12,004,410
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,018
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,358,117
09/01/2028	5.000%	1,315,000	1,395,675
09/01/2029	5.000%	1,405,000	1,487,052
09/01/2030	5.000%	1,480,000	1,562,510
09/01/2031	5.000%	1,555,000	1,639,172
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,760,000	1,971,658
Total			259,138,615
Colorado 3.1%
Arista Metropolitan District
Limited General Obligation Refunding & Improvement Bonds
Special Revenue
Series 2018
12/01/2038	5.000%	620,000	638,098
City & County of Denver Airport System(e)
Refunding Revenue Bonds
Subordinated Series 2018-A AMT
12/01/2048	4.000%	11,500,000	12,013,245
Colorado Bridge Enterprise(e)
Revenue Bonds
Central 70 Project
Series 2017 AMT
06/30/2051	4.000%	8,555,000	8,803,865

Columbia Tax-Exempt Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(d)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,589,782
07/01/2044	5.375%	2,100,000	2,181,732
07/01/2049	5.500%	925,000	964,109
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
09/15/2048	5.000%	15,000,000	16,252,200
09/15/2053	5.000%	10,000,000	10,728,100
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,901,060
Series 2015
12/01/2035	5.000%	3,800,000	4,182,584
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,927,816
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,524,370
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,705,725
12/31/2056	5.000%	2,300,000	2,481,884
Colorado Housing & Finance Authority
Revenue Bonds
Series 2018 (GNMA)
11/01/2038	3.600%	5,000,000	5,148,550
E-470 Public Highway Authority(g)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,050,089
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,113,950
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	7,970,186
Total			105,177,345
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 0.7%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	999,570
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,028
Connecticut State Health & Educational Facility Authority(d)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,302,050
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,707,371
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,585,845
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,241,837
State of Connecticut
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	587,475
Series 2018-E
09/15/2034	5.000%	2,000,000	2,373,700
Series 2019A
04/15/2034	5.000%	1,000,000	1,198,600
04/15/2039	5.000%	4,235,000	4,993,573
Total			24,000,049
Delaware 0.3%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,204,600
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,079,880
09/01/2042	5.000%	1,350,000	1,403,285
Total			8,687,765

4	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	293,250
07/01/2048	6.000%	1,150,000	1,348,950
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,158,348
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,503,999
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	528,440
07/01/2042	5.000%	1,000,000	1,045,610
Total			14,878,597
Florida 7.6%
Capital Trust Agency, Inc.(d)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,714,251
12/01/2050	7.125%	1,000,000	1,033,500
University Bridge LLC Student Housing Project
Series 2018
12/01/2043	5.250%	11,000,000	11,115,060
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,178,720
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
11/15/2048	5.000%	2,500,000	2,749,500
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,221,560
County of Broward Airport System(e)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,602,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(e)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	16,845,000
10/01/2036	5.000%	21,400,000	23,848,802
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,942,563
Florida Development Finance Corp.(d),(e)
Refunding Revenue Bonds
Virgin Trains USA Pass
Series 2019 AMT
01/01/2049	6.375%	4,000,000	4,105,040
Florida Development Finance Corp.(d)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	419,341
06/15/2044	6.000%	3,100,000	3,025,166
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,143,440
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,273,520
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	965,000	980,652
06/15/2032	6.000%	4,000,000	4,105,840
06/15/2043	6.125%	5,000,000	5,089,500
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,153,250
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	6,565,000	6,775,014
Greater Orlando Aviation Authority(e)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	2,665,000	3,064,510
Hillsborough County Aviation Authority(e)
Revenue Bonds
Tampa International
Subordinated Series 2018 AMT
10/01/2048	5.000%	9,300,000	10,752,195

Columbia Tax-Exempt Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,380,999
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,559,350
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	7,904,190
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,199,217
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	1,665,000	1,816,382
Orange County Industrial Development Authority(d),(e)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018-A AMT
07/01/2048	4.000%	9,840,000	6,013,519
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,678,200
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	767,611
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	7,649,554
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,473,231
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,846,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	12,785,000	13,612,829
Total			258,040,251
Georgia 1.1%
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,598,500
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
12/01/2053	6.500%	6,600,000	6,751,008
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,404,970
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,749,550
Gainesville & Hall County Hospital Authority
Unrefunded Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2010A
02/15/2045	5.500%	6,925,000	7,110,659
Georgia State Road & Tollway Authority(d),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	467,838
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,389,852
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	990,000	1,017,581
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,235,180
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
12/01/2048	6.250%	2,945,000	3,028,108
Total			35,753,246

6	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.2%
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	825,000	855,806
11/15/2044	9.000%	3,000,000	3,115,680
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,428,817
11/15/2037	5.250%	1,945,000	2,135,026
Total			7,535,329
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	3,780,889
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,121,489
10/01/2044	8.000%	5,635,000	6,303,255
10/01/2049	8.125%	4,365,000	4,897,093
Total			25,102,726
Illinois 14.2%
Chicago Board of Education(d)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	13,033,078
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,240,250
Chicago Midway International Airport(e)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	10,845,200
Series 2016A AMT
01/01/2033	4.000%	3,500,000	3,657,675
Chicago O’Hare International Airport(e)
Refunding Revenue Bonds
Senior Lien
Series 2018A AMT
01/01/2048	5.000%	7,455,000	8,571,759
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,869,330
01/01/2052	5.000%	17,620,000	19,689,821
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,786,518
TriPs Obligated Group
Series 2018 AMT
07/01/2048	5.000%	2,400,000	2,703,456
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,146,849
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,110,380
01/01/2034	5.000%	1,000,000	1,106,710
01/01/2036	5.000%	1,000,000	1,100,340
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	6,600,000	6,733,122
Series 2012A
01/01/2034	5.000%	5,000,000	5,155,400
Series 2015A
01/01/2033	5.500%	8,350,000	9,167,882
01/01/2039	5.500%	1,500,000	1,623,600
Series 2017A
01/01/2038	6.000%	13,080,000	14,905,183
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,511,010
01/01/2033	5.250%	10,250,000	10,919,530
01/01/2035	5.000%	4,000,000	4,203,800
01/01/2036	5.000%	12,500,000	13,113,750
Series 2005D
01/01/2040	5.500%	2,000,000	2,160,900
Series 2007E
01/01/2042	5.500%	1,000,000	1,077,660
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,372,675
01/01/2039	5.000%	2,970,000	3,220,193

Columbia Tax-Exempt Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,281,960
01/01/2044	5.000%	4,000,000	4,287,480
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,096,381
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,107,550
11/01/2039	5.000%	2,000,000	2,192,700
11/01/2044	5.000%	2,850,000	3,111,231
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	10,448,100
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,056,930
01/01/2023	8.250%	1,420,000	1,718,598
Illinois Development Finance Authority(g)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	66,836,520
Illinois Finance Authority
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,100,394
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	16,000,000	16,237,920
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,225,900
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,190,725
Series 2015B
11/15/2039	5.000%	6,590,000	7,243,992
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,301,084
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,714,542
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,332,959
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,647,750
01/01/2039	5.000%	5,000,000	5,610,200
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	8,265,750
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	16,837,862
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	16,325,700
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	1,000,000	1,034,890
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,255,980
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,511,880
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,478,830
Series 2013
07/01/2038	5.500%	4,125,000	4,362,105
Series 2013A
04/01/2036	5.000%	8,000,000	8,304,320
Series 2014
02/01/2039	5.000%	15,000,000	15,571,800
Series 2016
11/01/2030	5.000%	5,975,000	6,455,091

8	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017D
11/01/2027	5.000%	20,220,000	22,349,570
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	6,517,980
Total			480,040,745
Indiana 0.2%
Indiana Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Parkview Health System
Series 2009
05/01/2031	5.750%	40,000	40,000
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,243,538
11/15/2041	5.750%	5,655,000	6,000,803
Indianapolis Airport Authority(e),(f)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	307
Total			7,284,648
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	516,750
08/01/2038	5.000%	500,000	510,720
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	8,275,000	8,779,527
Iowa Student Loan Liquidity Corp.(e)
Revenue Bonds
Series 2011A-2 AMT
12/01/2026	5.600%	1,710,000	1,783,154
12/01/2027	5.700%	1,175,000	1,225,736
Total			12,815,887
Kansas 1.2%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	9,061,030
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,498,270
Total			41,559,300
Kentucky 1.0%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	15,299,179
Series 2010B
03/01/2040	6.375%	5,800,000	6,091,566
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,905,068
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,440,444
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,347,520
Total			33,083,777
Louisiana 2.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,645,375
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,478
05/15/2041	4.000%	25,000	28,478
05/15/2047	5.000%	15,000	18,071
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,318,632
Series 2017
05/15/2036	5.000%	1,750,000	1,992,042
05/15/2046	5.000%	15,000,000	16,862,700

Columbia Tax-Exempt Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,561,714
07/01/2052	5.000%	1,600,000	1,774,512
Louisiana Public Facilities Authority(e)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	18,465,000	20,203,480
New Orleans Aviation Board(e)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,170,324
Series 2015B AMT
01/01/2045	5.000%	21,150,000	23,222,488
Total			77,826,294
Maryland 1.3%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,295,000	6,299,532
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	419,392
Towson University Project
Series 2012
07/01/2029	5.000%	650,000	698,926
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,384,873
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,291,780
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,649,166
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,705,784
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Bonds
State and Local Facilities Loan
Series 2019
03/15/2032	5.000%	10,000,000	12,524,700
Total			43,974,153
Massachusetts 2.3%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,659,290
01/01/2030	5.500%	2,500,000	3,284,225
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,881,360
Series 2008B
07/01/2027	5.250%	710,000	896,701
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	395,000	423,140
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,318,930
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,061,870
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	87,993
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,145,378
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	4,605,000	4,606,151
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,882,919
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,791,500

10	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(g)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	203,464
Massachusetts Educational Financing Authority(e)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,699,125
Series 2016J AMT
07/01/2033	3.500%	4,475,000	4,556,669
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	6,000,000	6,865,980
01/01/2027	5.000%	3,000,000	3,401,310
Issue I
Series 2010B AMT
01/01/2031	5.700%	3,440,000	3,509,729
Series 2011J AMT
07/01/2033	5.625%	910,000	954,490
Series 2012J AMT
07/01/2025	4.625%	2,970,000	3,059,308
07/01/2028	4.900%	395,000	414,118
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	240,000	245,050
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2037	5.000%	500,000	504,725
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,289,180
Massachusetts Housing Finance Agency(e)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	720,000	739,375
Series 2010C AMT
12/01/2030	5.000%	325,000	325,692
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,298,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Port Authority(e)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,005,860
Massachusetts State College Building Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,772,810
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,203,760
Total			79,088,502
Michigan 5.2%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,912,271
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,303,518
07/01/2041	5.250%	8,765,000	9,318,685
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,013
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2022	5.000%	615,000	615,412
11/01/2032	4.750%	1,170,000	1,158,511
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,310,016
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,360,434
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	9,805,561

Columbia Tax-Exempt Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,200,230
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,157,580
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,646,505
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,059,565
07/01/2035	5.000%	4,830,000	5,472,004
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,139,340
Michigan Finance Authority(h)
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	4,614,192
Michigan Finance Authority(e)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,604,040
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,196,400
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,741,773
Michigan Strategic Fund(e)
Revenue Bonds
I-75 Improvement Project
Series 2018 AMT
12/31/2043	5.000%	8,000,000	9,157,920
06/30/2048	5.000%	3,000,000	3,420,750
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,153,243
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,379,375
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,039,615
Wayne County Airport Authority(e)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	13,117,404
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,136,910
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	24,305,548
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	605,000	668,936
Total			174,000,751
Minnesota 3.0%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	11,806,675
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	4,026,040
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	5,251,600
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,073,160
11/15/2040	5.000%	935,000	1,114,894
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,435,630
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	2,800,000	2,910,292

12	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	26,087,600
01/01/2023	0.000%	26,500,000	24,620,090
01/01/2025	0.000%	17,500,000	15,486,800
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,237,488
Total			102,050,269
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,737,871
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	3,985,000	4,378,041
Total			7,115,912
Missouri 2.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	563,165
03/01/2036	5.000%	1,250,000	1,391,238
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	70,000	70,050
11/01/2039	6.875%	1,500,000	1,505,970
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2010
02/01/2042	5.500%	2,000,000	2,032,200
Series 2011
02/01/2031	5.750%	1,730,000	1,814,787
02/01/2041	6.000%	2,600,000	2,726,542
Series 2014
02/01/2035	5.000%	7,350,000	7,854,210
02/01/2044	5.000%	12,725,000	13,430,728
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Project
Series 2010A
05/15/2039	8.250%	12,000,000	12,790,800
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,405,457
05/15/2042	5.250%	2,290,000	2,467,086
Missouri Development Finance Board(e)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,826,031
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,581,300
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,973,685
Total			70,433,249
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,123,751
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	894,845
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,258,725
05/15/2029	5.000%	2,125,000	2,362,405
05/15/2030	5.000%	2,000,000	2,211,200
05/15/2036	5.000%	1,000,000	1,086,670
05/15/2044	5.000%	6,400,000	6,886,784
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,622,500

Columbia Tax-Exempt Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	3,000,000	3,072,570
Revenue Bonds
Series 2018-C (GNMA)
09/01/2038	3.750%	3,980,000	4,105,808
Total			36,501,507
Nevada 0.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,685,875
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,238,653
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,560,398
City of Sparks(d)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,002,040
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	19,140,187
State of Nevada Department of Business & Industry(d)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,087,105
Series 2018A
12/15/2038	5.000%	835,000	879,130
Total			29,593,388
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,571,501
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health and Education Facilities Authority Act
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,864,818
07/01/2042	6.250%	1,000,000	1,069,730
Total			6,506,049
New Jersey 3.6%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,043,943
Middlesex County Improvement Authority(f)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,162,490
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,061,150
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,779,435
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,023,300
01/01/2044	5.250%	750,000	767,678
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,628,688
Series 2015WW
06/15/2040	5.250%	2,750,000	2,984,547
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,354,888
New Jersey Economic Development Authority(e)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,384,950
09/15/2029	5.250%	2,500,000	2,727,025

14	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	755,085
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,234,470
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	6,762,960
Revenue Bonds
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	3,843,350
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,663,757
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,582,240
Series 2017G
01/01/2043	4.000%	12,000,000	12,820,320
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,996,000
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	7,879,908
06/01/2046	5.250%	2,000,000	2,237,180
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,010,181
Union County Utilities Authority(e)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,204,800
Total			121,950,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Mexico 0.2%
New Mexico Mortgage Finance Authority(h)
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,200,000	2,210,736
07/01/2039	3.350%	1,845,000	1,856,457
07/01/2044	3.600%	3,845,000	3,875,568
Total			7,942,761
New York 3.9%
Build NYC Resource Corp.(d),(e)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	544,235
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,071,400
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,010,700
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2038	4.000%	7,000,000	7,742,280
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,949,094
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,052,450
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	13,725,669
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,650,610
New York Transportation Development Corp.(e)
Revenue Bonds
Delta Air Lines, Inc. - LaGuardia Airport
Series 2018 AMT
01/01/2036	4.000%	10,050,000	10,437,729

Columbia Tax-Exempt Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,311,400
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	8,189,925
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	14,000,000	14,297,920
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2016-197 AMT
11/15/2033	5.000%	6,545,000	7,652,217
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	1,500,000	1,533,870
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	5,335,000	5,543,012
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,411,530
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	11,923,747
Suffolk County Industrial Development Agency(e)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	4,000,000	4,001,680
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	6,210,000	6,471,689
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,476,528
09/15/2047	5.250%	3,025,000	2,998,350
09/15/2053	5.250%	6,240,000	6,122,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,392,440
Total			130,511,163
North Carolina 0.5%
Durham Housing Authority(e)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	2,968,812	3,365,445
North Carolina Department of Transportation(e)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,788,500
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,163,313
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	292,908
07/01/2034	0.000%	1,135,000	591,392
Total			17,201,558
North Dakota 0.6%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,129,732
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,295,000	2,338,743
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	10,055,000	10,436,386
Total			20,904,861
Ohio 2.4%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,129,403

16	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	21,000,000	19,897,500
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,533,058
08/01/2041	5.250%	6,900,000	7,328,145
Lake County Port & Economic Development Authority(d)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,162,120
Ohio Air Quality Development Authority(d),(e)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	1,033,030
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,619,410
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,916,430
State of Ohio(e)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,514,402
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,354,875
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,181,350
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,553,411	1,475,461
Total			81,145,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,222,320
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,580,220
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,462,199
Port of Portland Airport(e)
Revenue Bonds
Series 2017-24B AMT
07/01/2034	5.000%	1,355,000	1,573,656
07/01/2042	5.000%	2,000,000	2,283,820
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,480,000	5,591,518
Total			14,491,413
Pennsylvania 7.8%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,173,990
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	2,841,075
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,502,028
Dauphin County Industrial Development Authority(e)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,054,024

Columbia Tax-Exempt Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,385,000
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,382,342
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,367,380
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	12,179,368
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,155,300
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	20,618,200
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	31,796,400
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,440,978
Pennsylvania Economic Development Financing Authority(d)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	6.750%	6,000,000	5,928,300
Pennsylvania Economic Development Financing Authority(e)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,791,822
06/30/2042	5.000%	29,375,000	32,183,250
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,248,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	16,378,560
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	28,559,573
Series 2016A-1
12/01/2046	5.000%	10,000,000	11,091,100
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,131,400
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,921,650
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,068,550
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,557,262
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,071,720
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,193,648
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,143,610
Series 2018B
09/01/2043	5.000%	985,000	1,111,750
Westmoreland County Municipal Authority(g)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,860,960
Total			263,137,980
Puerto Rico 0.2%
Puerto Rico Public Finance Corp.(i)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	563,742

18	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,120,055
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,315,398
Total			4,999,195
South Carolina 1.2%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,341,175
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,913,377
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	695,000	717,720
11/01/2033	7.000%	910,000	1,001,118
11/01/2045	7.250%	3,935,000	4,302,686
South Carolina Ports Authority(e)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	15,339,931
Series 2018 AMT
07/01/2048	5.000%	4,260,000	4,889,074
07/01/2055	5.000%	1,380,000	1,562,836
Total			42,067,917
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,836,500
11/01/2045	5.000%	6,920,000	7,630,338
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,449,520
Total			17,916,358
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,436,942
10/01/2035	5.000%	645,000	704,050
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,163,700
07/01/2040	4.000%	7,200,000	7,422,408
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project
Series 2019
10/01/2058	5.250%	2,600,000	2,990,702
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,594,172
Series 2017A
07/01/2048	5.000%	1,665,000	1,873,258
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,135,000	1,158,018
07/01/2042	3.600%	750,000	768,195
Issue 3
Series 2018
01/01/2049	3.950%	7,940,000	8,202,973
Total			33,314,418
Texas 8.7%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	223,437
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	13,908,107
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,216,504

Columbia Tax-Exempt Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,935,602
Series 2016
01/01/2046	5.000%	9,835,000	10,964,746
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,326,100
Central Texas Regional Mobility Authority(g)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,731,700
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,222,273
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,196,961
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,071,100
City of Austin Airport System(e)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,135,520
11/15/2046	5.000%	3,000,000	3,395,490
City of Houston Airport System(e)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	6,007,566
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,416,320
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,410,550
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,306,006
08/15/2042	5.000%	5,575,000	5,867,465
Series 2013
08/15/2033	6.000%	990,000	1,124,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	6,080,339
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	10,885,035
Series 2015A
12/01/2035	5.000%	2,200,000	2,399,408
12/01/2045	5.000%	1,100,000	1,180,289
Dallas Love Field(e)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	864,660
11/01/2035	5.000%	1,000,000	1,149,850
Dallas/Fort Worth International Airport(e)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,750,812
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,153,580
03/01/2031	5.000%	1,195,000	1,364,343
03/01/2034	5.000%	645,000	729,398
03/01/2040	4.000%	2,945,000	3,018,183
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,155,880
Harris County Health Facilities Development Corp.
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	860,000	875,721
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,254,360
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,451,846
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	2,875,348

20	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	7,460,663
Revenue Bonds
Bridgemoor Plano Project
12/01/2053	7.250%	10,000,000	10,269,800
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,033,230
07/01/2046	5.000%	5,435,000	5,838,821
07/01/2051	4.750%	2,715,000	2,865,601
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,613,152
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,156,071
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,017,460
New Hope Cultural Education Facilities Finance Corp.(d)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	955,961
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2011
01/01/2038	5.000%	5,500,000	5,755,750
Series 2012B
01/01/2042	5.000%	10,000,000	10,695,800
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,384,858
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	400,394
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,298,480
11/15/2044	7.750%	2,800,000	3,241,504
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	2,870,208
Sanger Industrial Development Corp.(d),(e),(f)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	11,086,400
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,664,475
10/01/2049	5.000%	1,870,000	1,985,192
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	4,139,398
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,114,680
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,152,580
Texas Private Activity Bond Surface Transportation Corp.(e)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,437,192
12/31/2055	5.000%	13,250,000	14,388,042
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,261,480
Total			293,736,054
Utah 0.6%
Salt Lake City Corp. Airport(e)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,640,400
07/01/2047	5.000%	11,500,000	13,119,085
Series 2018-A AMT
07/01/2048	5.000%	3,000,000	3,463,680
Total			21,223,165

Columbia Tax-Exempt Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.2%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,920,665
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	7,505,000	7,950,422
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,129,780
06/15/2031	5.000%	800,000	900,472
06/15/2033	5.000%	500,000	560,415
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,270,954
Virginia Small Business Financing Authority(e)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	20,300,000	22,128,421
Total			38,861,129
Washington 1.9%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,578,315
09/01/2032	5.250%	1,000,000	1,021,030
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	2,995,600
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,345,110
12/01/2045	6.250%	2,500,000	2,585,675
Port of Seattle(e)
Revenue Bonds
Series 2018A AMT
05/01/2043	5.000%	8,000,000	9,101,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,094,090
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,379,355
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,099,969
Refunding Revenue Bonds
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	535,455
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	524,659
07/01/2035	6.750%	550,000	598,950
07/01/2045	7.000%	1,800,000	1,951,074
07/01/2050	7.000%	1,250,000	1,348,125
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,577,614
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,600,000	10,241,568
10/01/2047	6.750%	1,000,000	1,070,090
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	130,000	130,108
01/01/2025	5.000%	770,000	766,196
01/01/2035	5.750%	575,000	581,590
01/01/2045	6.000%	2,325,000	2,360,387
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	526,000
01/01/2028	5.000%	1,030,000	1,098,351
01/01/2033	5.000%	1,315,000	1,379,908
01/01/2043	5.250%	3,870,000	4,053,283
Total			63,943,942

22	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.8%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,048,622
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,141,650
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	15,000,000	16,869,750
Total			26,060,022
Wisconsin 1.7%
City of La Crosse(e)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,551,040
Public Finance Authority(d)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	868,446
05/15/2047	5.250%	1,105,000	1,166,449
Public Finance Authority(e)
Refunding Revenue Bonds
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,331,960
07/01/2042	5.000%	2,000,000	2,119,220
Wisconsin Health & Educational Facilities Authority
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2039	7.625%	1,000,000	1,021,800
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	5,000,000	5,246,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,310,047
08/15/2034	5.250%	8,000,000	8,571,040
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,362,016
07/01/2053	4.125%	5,000,000	5,080,900
Series 2018B
07/01/2038	4.375%	1,250,000	1,251,338
07/01/2043	4.500%	1,375,000	1,385,106
07/01/2048	5.000%	500,000	515,965
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,877,500
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,199,850
Total			56,859,627
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	7,961,383
Total Municipal Bonds (Cost $3,151,811,277)			3,293,626,061

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.981%(j)	1,483,333	1,483,333
Total Money Market Funds (Cost $1,483,327)		1,483,333
Total Investments in Securities (Cost $3,209,536,281)		3,351,300,903
Other Assets & Liabilities, Net		29,962,093
Net Assets		$3,381,262,996

Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
Columbia Tax-Exempt Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $144,642,854, which represents 4.28% of total net assets.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2019, the total value of these securities amounted to $11,403,222, which represents 0.34% of total net assets.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2019, the total value of these securities amounted to $4,999,195, which represents 0.15% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
24	Columbia Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Tax-Exempt Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	451,509	451,509
Floating Rate Notes	—	55,740,000	—	55,740,000
Municipal Bonds	—	3,293,626,061	—	3,293,626,061
Money Market Funds	1,483,333	—	—	1,483,333
Total Investments in Securities	1,483,333	3,349,366,061	451,509	3,351,300,903
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Tax-Exempt Fund | Quarterly Report 2019	25

Portfolio of Investments
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 20 16-3 Class A4
04/15/2021	1.720%	3,750,000	3,732,741
American Credit Acceptance Receivables Trust(a)
Series 2018-3 Class A
08/12/2021	2.920%	2,056,600	2,056,503
Subordinated Series 2018-4 Class B
09/12/2022	3.780%	5,000,000	5,027,423
Ascentium Equipment Receivables Trust(a)
Series 2017-2A Class A2
05/11/2020	2.000%	2,947,769	2,941,960
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	5,237,902	5,242,982
Series 2019-A Class A
07/15/2022	3.480%	3,915,007	3,922,610
CarMax Auto Owner Trust
Series 2017-3 Class A2A
09/15/2020	1.640%	360,287	360,061
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	5,075,000	5,087,381
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	1,087,649	1,085,796
Series 2017-1 Class A2
11/14/2023	1.840%	1,795,583	1,787,167
Series 2019-1 Class A2
09/14/2026	2.800%	6,375,000	6,381,464
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	1,588,135	1,586,462
Series 2016-2A Class A1
06/15/2028	1.880%	2,067,004	2,061,250
Series 2017-4A Class A1
11/15/2029	2.120%	4,247,372	4,209,830
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	2.923%	3,672,744	3,678,907
CNH Equipment Trust
Series 20 16-C Class A3
12/15/2021	1.440%	5,024,309	4,993,603
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	578,747	579,699
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class A
10/16/2023	3.400%	2,550,000	2,551,036
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	5,296,280	5,303,832
DLL Securitization Trust(a)
Series 2017-A Class A2
07/15/2020	1.890%	934,455	933,434
Drive Auto Receivables Trust(b)
Series 2018-4 Class A2B
1-month USD LIBOR + 0.270% Floor 0.270% 10/15/2020	2.743%	1,289,470	1,289,344
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,000,000	4,028,245
DT Auto Owner Trust(a)
Series 2018-2A Class A
09/15/2021	2.840%	1,828,436	1,828,101
Series 2019-1A Class A
09/15/2022	3.080%	2,594,032	2,598,568
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	1,548,000	1,529,168
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	724,525	722,320
Series 2018-1A Class A
05/17/2021	2.210%	366,931	366,732
Series 2019-2A Class A
07/15/2022	2.930%	3,700,000	3,701,797
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	3,000,000	3,013,846
Fifth Third Auto Trust
Series 2017-1 Class A4
07/15/2024	2.030%	5,500,000	5,451,071
First Investors Auto Owner Trust(a)
Series 2017-2A Class A1
10/15/2021	1.860%	612,403	611,477
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	11,000,000	10,959,431
Ford Credit Floorplan Master Owner Trust A
Series 2016-3 Class A1
07/15/2021	1.550%	5,625,000	5,611,052
Series 2016-5 Class 1A
11/15/2021	1.950%	9,404,000	9,363,493
Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreatAmerica Leasing Receivables Funding LLC(a)
Series 20 18-1 Class A2
05/15/2020	2.350%	873,067	871,758
Hertz Fleet Lease Funding LP(a),(b)
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% Floor 1.100% 04/10/2030	3.581%	1,639,399	1,639,814
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	3.131%	5,641,188	5,647,300
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	1,545,833	1,545,697
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3
12/18/2020	1.210%	1,215,132	1,208,115
Series 2017-4 Class A2
01/21/2020	1.800%	35,367	35,348
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	3,140,645	3,135,571
John Deere Owner Trust
Series 20 16-A Class A4
01/17/2023	1.640%	985,000	983,739
Kubota Credit Owner Trust(a)
Series 20 18-1A Class A2
02/16/2021	2.800%	2,655,130	2,656,469
Marlette Funding Trust(a),(c)
Series 2019-2A Class A
07/16/2029	3.130%	4,000,000	3,999,626
MMAF Equipment Finance LLC(a)
Series 2017-B Class A2
10/15/2020	1.930%	913,121	911,900
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	2,131,670	2,127,178
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	676,947	676,596
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	1,522,303	1,503,823
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	1,932,869	1,930,345
Ocwen Master Advance Receivables Trust(a),(d)
Series 2018-T1 Class AT1
08/15/2049	3.301%	2,000,000	2,000,240
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class A
06/17/2024	3.110%	1,640,239	1,640,728
SCF Equipment Leasing LLC(a)
Series 2019-1A Class A1
03/20/2023	3.040%	3,000,000	3,002,002
SLM Student Loan Trust(a),(b)
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% Cap 18.000% 04/25/2024	3.080%	1,934,012	1,936,351
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	3,997,041	3,976,970
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	636,166	634,298
SoFi Consumer Loan Program Trust(a),(c)
Series 2019-2 Class A
04/25/2028	3.010%	5,500,000	5,504,049
SoFi Professional Loan Program LLC(a)
Series 2017-C Class A2A
07/25/2040	1.750%	758,648	754,671
Series 2017-F Class A1FX
01/25/2041	2.050%	1,615,829	1,606,782
Series 2018-A Class A2A
02/25/2042	2.390%	2,073,681	2,066,165
TCF Auto Receivables Owner Trust(a)
Series 2016-PT1A Class A
06/15/2022	1.930%	2,534,828	2,517,842
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,502,151	1,497,864
Series 2016-2A Class A
05/20/2021	1.680%	5,356,949	5,341,051
Series 2017-1A Class A
09/20/2021	2.060%	1,407,234	1,404,105
Series 2017-2A Class A
12/20/2021	1.920%	5,225,000	5,201,882
Volvo Financial Equipment LLC(a)
Series 20 18-1A Class A2
09/15/2020	2.260%	1,727,926	1,725,763
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	2.973%	2,750,000	2,756,620

2	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(b)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% Floor 0.130% 01/26/2026	2.710%	875,476	875,199
Westlake Automobile Receivables Trust(a)
Series 2017-2A Class A2A
07/15/2020	1.800%	348,027	347,886
Series 2018-1A Class A2A
12/15/2020	2.240%	1,258,174	1,257,094
Series 2019-1A Class C
03/15/2024	3.450%	3,025,000	3,041,276
Westlake Automobile Receivables Trust(a),(b)
Series 2018-3A Class A2B
1-month USD LIBOR + 0.350% 01/18/2022	2.823%	6,316,904	6,316,895
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	1,100,000	1,101,300
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	5,229,261	5,202,214
World Omni Automobile Lease Securitization Trust
Series 20 18-A Class A2
11/16/2020	2.590%	2,578,902	2,576,449
Total Asset-Backed Securities — Non-Agency (Cost $207,438,272)			207,757,761

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	1,310,940	1,296,288
Commercial Mortgage Trust
Series 2013-CR10 Class A2
08/10/2046	2.972%	98,488	99,930
Series 2014-CR20 Class A1
11/10/2047	1.324%	1,394,660	1,391,352
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	674,800	678,530
GS Mortgage Securities Corp. II
Series 2015-GC30 Class A1
05/10/2050	1.439%	1,853,140	1,840,894
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.380%	5,205,169	5,183,368
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	5,775,731	5,788,172
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	4,778,476	4,766,449
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	3.223%	11,000,000	10,965,574
WFRBS Commercial Mortgage Trust
Series 2012-C8 Class ASB
08/15/2045	2.559%	4,772,185	4,762,458
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $36,851,011)			36,773,015

Corporate Bonds & Notes 52.2%

Aerospace & Defense 2.1%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	4,000,000	4,010,958
General Dynamics Corp.
05/11/2020	2.875%	5,000,000	5,015,025
Lockheed Martin Corp.
11/15/2019	4.250%	4,000,000	4,031,104
Northrop Grumman Corp.
10/15/2020	2.080%	4,500,000	4,461,430
Total			17,518,517
Automotive 1.2%
Ford Motor Credit Co. LLC
01/09/2020	2.681%	5,000,000	4,973,170
Toyota Motor Credit Corp.
10/18/2019	1.550%	5,005,000	4,979,975
Total			9,953,145
Banking 16.5%
American Express Credit Corp.(b)
3-month USD LIBOR + 1.050% 09/14/2020	3.643%	4,878,000	4,931,653
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	3.262%	4,000,000	4,009,640
Bank of America Corp.(b)
3-month USD LIBOR + 1.420% 04/19/2021	4.012%	5,000,000	5,103,520
Bank of Montreal(b)
3-month USD LIBOR + 0.400% 01/22/2021	2.992%	5,000,000	5,012,150

Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 0.300% 12/04/2020	2.915%	5,000,000	5,002,785
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.420% 01/25/2021	3.000%	5,000,000	5,013,615
Barclays Bank PLC
01/11/2021	2.650%	3,500,000	3,485,234
BB&T Corp.
06/29/2020	2.625%	4,000,000	3,995,276
Capital One NA(b)
3-month USD LIBOR + 0.765% 09/13/2019	3.373%	5,000,000	5,005,905
Citigroup Inc.(b)
3-month USD LIBOR + 0.790% Floor 0.790% 01/10/2020	3.374%	7,000,000	7,026,957
Commonwealth Bank of Australia
09/06/2019	2.300%	4,000,000	3,994,608
Cooperatieve Rabobank UA
01/14/2020	2.250%	5,000,000	4,984,725
Credit Suisse AG
05/28/2019	2.300%	4,000,000	3,999,054
Discover Bank
06/04/2020	3.100%	4,000,000	4,009,392
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	3.752%	7,000,000	7,053,935
HSBC Holdings PLC
03/08/2021	3.400%	5,300,000	5,353,053
ING Bank NV(a)
08/17/2020	2.700%	4,000,000	3,996,204
JPMorgan Chase Bank NA(b)
SOFR + 0.550% 10/19/2020	2.990%	7,000,000	6,998,257
Lloyds Bank PLC
08/17/2020	2.700%	4,675,000	4,673,481
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	3,996,016
Morgan Stanley(b)
3-month USD LIBOR + 0.550% 02/10/2021	3.247%	5,000,000	5,005,490
PNC Bank NA(b)
3-month USD LIBOR + 0.350% 03/12/2021	2.947%	5,000,000	5,005,880
Royal Bank of Canada(b)
3-month USD LIBOR + 0.400% 01/25/2021	2.980%	5,500,000	5,511,896
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Banks, Inc.
05/01/2019	2.500%	4,014,000	4,013,975
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.260% 09/17/2020	2.875%	5,000,000	5,008,505
US Bank NA
02/04/2021	3.000%	4,000,000	4,026,048
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	3.472%	7,000,000	7,052,325
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.430% 03/06/2020	3.038%	4,885,000	4,900,935
Total			138,170,514
Cable and Satellite 1.4%
NBCUniversal Enterprise, Inc.(a),(b)
3-month USD LIBOR + 0.400% 04/01/2021	2.992%	4,500,000	4,513,491
Sky PLC(a)
09/16/2019	2.625%	5,000,000	4,994,905
Time Warner Cable LLC
02/01/2020	5.000%	2,135,000	2,164,561
Total			11,672,957
Chemicals 0.4%
DowDuPont, Inc.
11/15/2020	3.766%	3,000,000	3,047,148
Construction Machinery 1.1%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.250% 08/26/2020	2.896%	4,000,000	4,003,600
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.180% 01/07/2020	2.769%	5,000,000	5,005,120
Total			9,008,720
Diversified Manufacturing 1.7%
General Electric Capital Corp.(b)
3-month USD LIBOR + 0.620% 01/09/2020	3.212%	7,473,000	7,484,949
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.280% 10/30/2019	2.863%	1,875,000	1,877,153
United Technologies Corp.
05/04/2020	1.900%	5,000,000	4,954,570
Total			14,316,672

4	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.4%
American Electric Power Co., Inc.
11/13/2020	2.150%	3,660,000	3,626,764
Dominion Energy, Inc.
08/15/2019	1.600%	4,000,000	3,985,356
Duke Energy Florida LLC
04/01/2020	4.550%	4,814,000	4,895,323
National Rural Utilities Cooperative Finance Corp.
11/01/2019	1.500%	2,500,000	2,483,405
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.315% 09/03/2019	2.930%	3,755,000	3,754,823
Southern Power Co.
12/15/2019	1.950%	5,000,000	4,974,005
WEC Energy Group, Inc.
06/15/2020	2.450%	5,000,000	4,984,690
Total			28,704,366
Food and Beverage 1.9%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 1.260% 02/01/2021	3.836%	3,440,000	3,493,884
Conagra Brands, Inc.(b)
3-month USD LIBOR + 0.500% 10/09/2020	3.092%	417,000	415,532
Diageo Capital PLC(b)
3-month USD LIBOR + 0.240% 05/18/2020	2.923%	5,000,000	5,004,190
Kraft Heinz Foods Co. (The)(b)
3-month USD LIBOR + 0.570% 02/10/2021	3.267%	5,185,000	5,179,105
PepsiCo, Inc.
01/15/2020	4.500%	1,560,000	1,579,954
Total			15,672,665
Health Care 3.5%
Cardinal Health, Inc.
06/14/2019	1.948%	4,000,000	3,995,217
CVS Health Corp.
03/09/2020	3.125%	5,000,000	5,007,475
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	4,994,272
Halfmoon Parent, Inc.(a),(b)
3-month USD LIBOR + 0.350% 03/17/2020	2.965%	5,000,000	5,002,715
McKesson Corp.
11/30/2020	3.650%	5,000,000	5,062,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Medtronic, Inc.(b)
3-month USD LIBOR + 0.800% 03/15/2020	3.411%	5,000,000	5,028,410
Total			29,090,219
Healthcare Insurance 0.5%
Anthem, Inc.
08/15/2020	4.350%	4,000,000	4,075,160
UnitedHealth Group, Inc.
07/15/2020	2.700%	488,000	487,739
Total			4,562,899
Integrated Energy 1.1%
BP Capital Markets PLC
02/13/2020	2.315%	4,000,000	3,987,144
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	2.825%	5,000,000	5,008,020
Total			8,995,164
Life Insurance 2.3%
American International Group, Inc.
03/01/2021	3.300%	4,500,000	4,533,642
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	2.845%	4,000,000	4,003,648
Principal Life Global Funding II(a)
01/10/2020	2.150%	5,000,000	4,981,350
Prudential Financial, Inc.
06/21/2020	5.375%	5,865,000	6,038,545
Total			19,557,185
Media and Entertainment 0.6%
Discovery Communications LLC(b)
3-month USD LIBOR + 0.710% 09/20/2019	3.343%	5,000,000	5,007,025
Midstream 1.7%
Enterprise Products Operating LLC
10/15/2019	2.550%	5,000,000	4,992,970
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,397,576
Williams Companies, Inc. (The)
03/15/2020	5.250%	4,000,000	4,077,280
Total			14,467,826
Natural Gas 0.6%
Sempra Energy(b)
3-month USD LIBOR + 0.250% 07/15/2019	2.847%	5,000,000	4,997,105

Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.7%
AbbVie, Inc.
05/14/2020	2.500%	5,000,000	4,984,080
Amgen, Inc.
10/01/2020	3.450%	3,833,000	3,872,702
Gilead Sciences, Inc.
09/20/2019	1.850%	5,000,000	4,983,400
Merck & Co., Inc.(b)
3-month USD LIBOR + 0.375% 02/10/2020	3.072%	1,570,000	1,573,222
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.941%	3,400,000	3,402,992
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	4,000,000	3,984,124
Total			22,800,520
Property & Casualty 1.2%
Chubb INA Holdings, Inc.
11/03/2020	2.300%	5,000,000	4,974,910
Hartford Financial Services Group, Inc. (The)
03/30/2020	5.500%	5,000,000	5,119,225
Total			10,094,135
Retail REIT 1.0%
Kimco Realty Corp.
05/01/2021	3.200%	3,000,000	3,014,079
Simon Property Group LP
03/01/2021	4.375%	4,800,000	4,932,062
Total			7,946,141
Retailers 1.3%
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.420% Floor 0.420% 09/10/2019	3.021%	2,009,000	2,010,997
Target Corp.
06/26/2019	2.300%	4,000,000	3,997,264
Walmart, Inc.
10/09/2019	1.750%	4,715,000	4,698,432
Total			10,706,693
Supermarkets 0.6%
Kroger Co. (The)
09/30/2019	1.500%	5,000,000	4,971,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.8%
Apple, Inc.(b)
3-month USD LIBOR + 0.140% 08/02/2019	2.878%	4,000,000	4,000,920
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	5,000,000	4,977,855
Cisco Systems, Inc.
06/15/2020	2.450%	4,000,000	3,997,840
IBM Credit LLC
11/30/2020	3.450%	4,000,000	4,047,260
NXP BV/Funding LLC(a)
06/15/2020	4.125%	3,000,000	3,035,475
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.550% 05/20/2020	3.194%	3,347,000	3,354,424
Total			23,413,774
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
10/15/2019	2.350%	5,000,000	4,986,915
Wireless 0.4%
American Tower Corp.
06/01/2020	2.800%	3,000,000	2,999,262
Wirelines 1.6%
AT&T, Inc.
06/30/2020	2.450%	5,000,000	4,985,780
Deutsche Telekom International Finance BV
07/08/2019	6.000%	4,000,000	4,022,824
Orange SA
11/03/2019	1.625%	3,628,000	3,606,823
Verizon Communications, Inc.(b)
3-month USD LIBOR + 0.770% 06/17/2019	3.385%	925,000	925,811
Total			13,541,238
Total Corporate Bonds & Notes (Cost $435,309,546)			436,202,410

Foreign Government Obligations(e) 1.2%

Canada 1.2%
Province of Ontario
05/21/2020	1.875%	5,000,000	4,969,765

6	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Foreign Government Obligations(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
07/29/2020	3.500%	5,000,000	5,062,970
Total			10,032,735
Total Foreign Government Obligations (Cost $9,993,774)			10,032,735

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.113% 02/01/2036	4.867%	131,785	138,898
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Cap 10.031% 03/01/2034	5.130%	123,768	126,187
Total Residential Mortgage-Backed Securities - Agency (Cost $254,504)			265,085

Residential Mortgage-Backed Securities - Non-Agency 3.4%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.784%	3,675,000	3,677,187
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	3.480%	3,125,000	3,126,476
COLT Mortgage Loan Trust(a),(f)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	746,601	743,853
Mill City Mortgage Loan Trust(a),(f)
CMO Series 2018-4 Class A1A
04/25/2066	3.500%	3,423,832	3,420,633
Preston Ridge Partners Mortgage LLC(a),(d),(g)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	3,325,000	3,324,998
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(f)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	7,852,973	7,968,281
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,905,621	3,942,550
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	2,152,594	2,165,097
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $28,202,071)			28,369,075

U.S. Government & Agency Obligations 4.5%

Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	2.537%	37,350,000	37,369,011
Total U.S. Government & Agency Obligations (Cost $37,350,000)			37,369,011

U.S. Treasury Obligations 5.0%

U.S. Treasury
08/31/2019	1.000%	42,000,000	41,795,861
Total U.S. Treasury Obligations (Cost $41,796,024)			41,795,861

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.519%(h),(i)	41,875,611	41,871,423
Total Money Market Funds (Cost $41,871,423)		41,871,423
Total Investments in Securities (Cost: $839,066,625)		840,436,376
Other Assets & Liabilities, Net		(4,027,898)
Net Assets		836,408,478

At April 30, 2019, securities and/or cash totaling $56,400 were pledged as collateral.
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(120)	06/2019	USD	(25,560,937)	—	(27,415)
Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $249,116,011, which represents 29.78% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of April 30, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2019.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2019, the total value of these securities amounted to $3,324,998, which represents 0.40% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2019.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.519%
	44,442,065	526,085,801	(528,652,255)	41,875,611	—	—	634,169	41,871,423
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
8	Columbia Ultra Short Term Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	205,757,521	2,000,240	—	207,757,761
Commercial Mortgage-Backed Securities - Non-Agency	—	36,773,015	—	—	36,773,015
Corporate Bonds & Notes	—	436,202,410	—	—	436,202,410
Foreign Government Obligations	—	10,032,735	—	—	10,032,735
Residential Mortgage-Backed Securities - Agency	—	265,085	—	—	265,085
Residential Mortgage-Backed Securities - Non-Agency	—	25,044,077	3,324,998	—	28,369,075
U.S. Government & Agency Obligations	—	37,369,011	—	—	37,369,011
U.S. Treasury Obligations	41,795,861	—	—	—	41,795,861
Money Market Funds	—	—	—	41,871,423	41,871,423
Total Investments in Securities	41,795,861	751,443,854	5,325,238	41,871,423	840,436,376
Investments in Derivatives
Liability
Futures Contracts	(27,415)	—	—	—	(27,415)
Total	41,768,446	751,443,854	5,325,238	41,871,423	840,408,961
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Ultra Short Term Bond Fund | Quarterly Report 2019	9

Portfolio of Investments
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 11.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.6%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	308,735
United States 10.5%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	251,719
AT&T, Inc.
06/30/2022	3.000%	250,000	250,872
Capital One Financial Corp.
01/30/2023	3.200%	500,000	501,666
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	393,689
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	449,004
CSX Corp.
06/01/2021	4.250%	250,000	256,211
CVS Health Corp.
06/01/2021	2.125%	250,000	245,977
03/09/2023	3.700%	250,000	253,452
Discovery Communications LLC
06/15/2020	2.800%	500,000	499,314
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	527,536
Kellogg Co.
12/01/2023	2.650%	300,000	293,707
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	401,372
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	305,687
Sysco Corp.
07/15/2021	2.500%	250,000	248,632
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	247,948
Total			5,126,786
Total Corporate Bonds & Notes (Cost $5,382,282)			5,435,521

Floating Rate Notes 1.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.4%
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	2.300%	200,000	200,000
Utah 1.0%
City of Murray(b),(c)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	2.300%	200,000	200,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	2.300%	300,000	300,000
Total			500,000
Total Floating Rate Notes (Cost $700,000)			700,000

Municipal Bonds 85.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.3%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	291,470
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	289,195
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	291,397
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	235,872
Total			1,107,934
Columbia U.S. Social Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.6%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	300,000	301,818
Arizona 1.8%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	267,505
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	108,199
02/15/2046	5.000%	210,000	224,542
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	292,915
Total			893,161
California 7.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	340,485
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	291,340
California Municipal Finance Authority(d)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2034	5.000%	500,000	582,280
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	547,700
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	270,955
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	295,392
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	457,616
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	445,000	468,554
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	306,159
Total			3,560,481
Colorado 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	291,313
Connecticut 0.5%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	225,000	234,189
District of Columbia 0.6%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	271,538
Florida 2.5%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	272,335
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	102,814

2	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	574,005
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	291,272
Total			1,240,426
Georgia 1.2%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	276,733
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	307,623
Total			584,356
Idaho 1.1%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	280,960
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	220,000	230,853
Total			511,813
Illinois 6.9%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	357,710
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	334,035
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	264,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	342,684
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	718,766
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	111,150
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	279,537
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	170,745
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	240,000	243,516
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	571,855
Total			3,394,288
Indiana 2.3%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	593,840
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	243,590
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	291,630
Total			1,129,060

Columbia U.S. Social Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 1.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	398,947
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	254,488
Total			653,435
Louisiana 5.0%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	460,124
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	366,645
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	345,075
Revenue Bonds
Ragin Cajun Facilities, Inc. Student Housing
Series 2018
10/01/2043	5.000%	200,000	227,462
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	458,796
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	576,485
Total			2,434,587
Maine 1.1%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	253,315
Series 2018B
11/15/2038	3.750%	250,000	258,250
Total			511,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 4.6%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	321,060
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	501,670
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	342,513
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	276,508
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	279,000
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	540,128
Total			2,260,879
Massachusetts 3.2%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	352,527
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	234,390
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	272,978
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	208,659

4	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	512,420
Total			1,580,974
Michigan 3.8%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	453,260
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	285,477
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	288,360
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	515,965
12/01/2033	3.600%	325,000	336,229
Total			1,879,291
Minnesota 2.7%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	99,703
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Millberry Apartments Project
Series 2018B
03/01/2021	3.750%	500,000	500,240
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	248,877
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	259,115
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	227,618
Total			1,335,553
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 2.4%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	291,582
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	324,033
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	567,320
Total			1,182,935
Missouri 1.2%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	452,800
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	140,000	146,504
Total			599,304
Nebraska 1.0%
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018A
09/01/2033	3.550%	200,000	208,022
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	259,678
Total			467,700
Nevada 1.1%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	289,472

Columbia U.S. Social Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	263,213
Total			552,685
New Hampshire 1.0%
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	468,284
New Jersey 0.6%
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	313,548
New Mexico 0.6%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	267,790
New York 6.1%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	291,642
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	527,940
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	312,927
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	290,075
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	354,825
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	311,457
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	358,365
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	278,570
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	255,488
Total			2,981,289
North Carolina 1.3%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	302,563
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	351,249
Total			653,812
North Dakota 0.8%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	360,000	374,281
Ohio 1.6%
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	294,427
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	468,000
Total			762,427

6	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.5%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	372,945
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	265,760
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	222,588
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	281,307
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	502,789
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	115,017
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	263,445
Series 2017E BAM
12/01/2035	5.000%	150,000	172,592
Total			2,196,443
Rhode Island 1.8%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	356,613
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	263,097
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2018-69-B (GNMA)
10/01/2043	3.950%	250,000	259,503
Total			879,213
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 1.2%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	262,288
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Royal Live Oaks Academy Project
Series 2018
08/01/2020	3.000%	300,000	300,654
Total			562,942
Tennessee 1.2%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	576,110
Texas 3.5%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	291,402
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	320,787
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	565,425
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	268,575
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	275,238
Total			1,721,427
Virginia 0.8%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	409,704

Columbia U.S. Social Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 3.2%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	268,932
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	411,060
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	206,940
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	306,291
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	347,634
Total			1,540,857
Wisconsin 0.9%
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	259,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	102,759
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	100,087
Total			462,566
Wyoming 1.1%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	500,000	520,370
Total Municipal Bonds (Cost $40,241,038)			41,670,348

Total Investments in Securities (Cost $46,323,320)	47,805,869
Other Assets & Liabilities, Net	1,061,872
Net Assets	$48,867,741

At April 30, 2019, securities and/or cash totaling $47,150 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(41)	06/2019	USD	(5,070,547)	—	(49,410)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2019, the total value of these securities amounted to $2,589,112, which represents 5.30% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2019.
(d)	Income from this security may be subject to alternative minimum tax.
8	Columbia U.S. Social Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia U.S. Social Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, April 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	5,435,521	—	5,435,521
Floating Rate Notes	—	700,000	—	700,000
Municipal Bonds	—	41,670,348	—	41,670,348
Total Investments in Securities	—	47,805,869	—	47,805,869
Investments in Derivatives
Liability
Futures Contracts	(49,410)	—	—	(49,410)
Total	(49,410)	47,805,869	—	47,756,459
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2019